Intangible Assets (Details) - Schedule of intangible asset - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of intangible asset [Abstract]
Customer relations, Useful life	5 years
Customer relations	$ 550,798
Less: accumulated amortization	(20,655)
Total intangible assets	$ 530,143